UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings Fund
II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 01/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock MuniHoldings Fund II, Inc. (MUH) SEMI-ANNUAL REPORT JANUARY 31, 2009 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses, including the nearly $800 billion economic stimulus plan signed into law just after period end.

The US economy appeared relatively resilient through the first few months of 2008, when rising food and energy prices fueled inflation fears. Mid-

summer ushered in dramatic changes- inflationary pressure subsided amid a plunge in commodity prices, while economic pressures intensified in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By year’s end, the National Bureau of Economic Research affirmed that the United States was in a recession, which officially began in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively early in the period, resumed that rate-cutting campaign in the fall, with the final reduction in December 2008 bringing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with the sentiment turning decisively negative toward period end. Declines were significant and broad-based, with little divergence among large- and small-cap stocks. Non-US stocks posted stronger results early on, but quickly lost ground as the credit crisis revealed itself to be global in scope and as the worldwide economic slowdown gathered pace. Overall, aggressive monetary and fiscal policy, combined with the defensiveness of the US, helped domestic equities notch better performance than their non-US counterparts.

In fixed income markets, risk aversion remained the popular theme, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, the municipal bond market was challenged by a dearth of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply, which sent prices lower and yields well above Treasuries. By period end, however, some positive momentum had returned to the municipal space.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of January 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(33.95)%	(38.63)%
Small cap US equities (Russell 2000 Index)	(37.38)	(36.84)
International equities (MSCI Europe, Australasia, Far East Index)	(40.75)	(43.74)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.96	10.64
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	3.23	2.59
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.70	(0.16)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(19.07)	(19.72)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2009

Investment Objective

BlackRock MuniHoldings Fund II, Inc. (MUH) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended January 31, 2009, the Fund returned (13.09)% based on market price and (8.95)% based on net asset value (NAV). For the same period, the closed-end Lipper General Municipal Debt Leveraged Funds category posted an average return of (12.07)% on a market price basis and (12.78)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Fund performance was positively impacted by three factors: an up-in-quality bias amid a widening in credit spreads; an emphasis on pre-refunded securities, which outperformed in the steepening yield curve envi-
ronment; and, a competitive dividend yield. With credit spreads at historically cheap levels, we anticipate allocating a larger exposure to the lower end of the credit spectrum as a means to sustain an above-average yield ranking within the Fund’s peer group.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund Information
Symbol on New York Stock Exchange	MUH
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of January 31, 2009 ($10.89)[1]	6.94%
Tax Equivalent Yield[2]	10.68%
Current Monthly Distribution per share of Common Shares[3]	$0.063
Current Annualized Distribution per share of Common Shares[3]	$0.756
Leverage as of January 31, 2009[4]	38%

[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3] The distribution is not constant and is subject to change.

4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/09	7/31/08	Change	High	Low
Market Price	$10.89	$13.01	(16.30)%	$13.15	$ 7.08
Net Asset Value	$11.98	$13.66	(12.30)%	$13.95	$10.46

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/09	7/31/08
Hospitals/Healthcare	22%	21%
IDA/PCR/Resource Recovery	18	17
County City/Special District/School	17	17
Education	12	5
Transportation	7	9
Housing	6	8
Utilities — Electric & Gas	6	7
Special Tax	5	8
State	2	3
Tobacco	2	2
Utilities — Irrigation, Resource
Recovery, Solid Waste & Other	2	2
Resource Recovery	1	1

Credit Quality Allocations[5]
	1/31/09	7/31/08
AAA/Aaa	37%	37%
AA/Aa	20	20
A/A	21	18
BBB/Baa	10	8
BB/Ba	1	1
B/B	1	1
CCC/Caa	1	2
Not Rated	9[6]	13

5 Using the higher of Standard & Poor’s and Moody’s Investors
Service ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2009, the market value of these securities was $4,249,701
representing 2% of the Fund’s long-term investments.

4 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance the yield and NAV of its Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Fund issues Preferred Shares, which pay dividends at pre-
vailing short-term interest rates, and invests the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s
Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume the Fund’s Common Shares capital-
ization is $100 million and it issues Preferred Shares for an additional
$50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are
3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of
Preferred Shares based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred
Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the
Fund pays dividends on the higher short-term interest rates whereas the
Fund’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influ-
ence the Fund’s NAV positively or negatively in addition to the impact on
Fund performance from leverage from Preferred Shares discussed above.

The Fund may also, from time to time, leverage its assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the
Notes to Financial Statements. TOB investments generally will provide the
Fund with economic benefits in periods of declining short-term interest rates, but expose the Fund to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Fund, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect the Fund’s NAV per share.

The use of leverage may enhance opportunities for increased returns to the Fund and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The
Fund may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of lever-
age may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a fund. The Fund will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Fund is permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, the Fund anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2009, the Fund had eco-
nomic leverage from Preferred Shares and TOBs of 38% of its total managed assets.

BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

5

Schedule of Investments January 31, 2009 (Unaudited)				(Percentages shown are based on Net Assets)

	Par				Par
Municipal Bonds	(000)	Value	Municipal Bonds		(000)	Value

Alabama — 1.7%			California (concluded)
Jefferson County, Alabama, Limited Obligation School			Tracy, California, Area Public Facilities Financing
Warrants, Series A, 5%, 1/01/24	$ 3,450	$2,211,657	Agency, Special Tax Refunding Bonds (Community
Arizona — 6.6%			Facilities District Number 87-1), Series H, 5.875%,
Arizona Health Facilities Authority Revenue Bonds			10/01/19 (a)	$ 4,925		$ 4,931,796
(Catholic Healthcare West), Series A, 6.625%, 7/01/20	1,000	1,081,930				24,057,879
Maricopa County, Arizona, IDA, Education Revenue			Colorado — 3.5%
Bonds (Arizona Charter Schools Project 1), Series A,			Colorado Health Facilities Authority, Revenue Refunding
6.50%, 7/01/12	1,365	1,219,805	Bonds (Poudre Valley Health Care) (g):
Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding			5.20%, 3/01/31		365	322,189
Bonds (America West Airlines Inc. Project), AMT,			Series B, 5.25%, 3/01/36		735	637,848
6.30%, 4/01/23	2,060	1,202,525	Series C, 5.25%, 3/01/40		900	771,003
Pima County, Arizona, IDA, Education Revenue Bonds			Elk Valley, Colorado, Public Improvement Revenue Bonds
(Arizona Charter Schools Project), Series C,			(Public Improvement Fee), Series A, 7.10%, 9/01/14		1,315	1,280,981
6.75%, 7/01/31	960	731,338	Plaza Metropolitan District Number 1, Colorado, Tax
Pinal County, Arizona, COP, 5%, 12/01/29	1,000	843,070	Allocation Revenue Bonds (Public Improvement Fees),
Salt Verde Financial Corporation, Arizona, Senior			8.125%, 12/01/25		860	704,065
Gas Revenue Bonds:			University of Colorado, Enterprise System Revenue Bonds,
5%, 12/01/32	2,535	1,691,124	Series A, 5.375%, 6/01/38		920	931,942
5%, 12/01/37	2,175	1,411,292
Show Low, Arizona, Improvement District Number 5,						4,648,028
Special Assessment Bonds, 6.375%, 1/01/15	755	707,073	Florida — 7.1%
		8,888,157	Ballantrae, Florida, Community Development District,
			Capital Improvement Revenue Bonds, 6%, 5/01/35		1,600	1,250,784
California — 18.0%			Greater Orlando Aviation Authority, Florida, Airport
Benicia, California, Unified School District, GO, Refunding,			Facilities Revenue Bonds (JetBlue Airways Corp.),
Series A, 5.618%, 8/01/20 (a)(b)(c)	2,000	1,124,380	AMT, 6.50%, 11/15/36		1,515	885,427
California Pollution Control Financing Authority, PCR,			Hillsborough County, Florida, IDA, Hospital Revenue
Refunding (Pacific Gas & Electric), AMT, Series A,			Bonds (H. Lee Moffitt Cancer Center Project), Series A,
5.35%, 12/01/16 (a)	5,130	4,809,118	5.25%, 7/01/37		2,310	1,745,713
California State Public Works Board, Lease Revenue			Miami-Dade County, Florida, Special Obligation Revenue
Bonds (Department of Corrections), Series C,			Bonds, Sub-Series A, 5.239%, 10/01/37 (a)(c)		1,765	228,973
5.25%, 6/01/28	2,605	2,419,524	Midtown Miami, Florida, Community Development District,
East Side Union High School District, California,			Special Assessment Revenue Bonds, Series A,
Santa Clara County, GO (Election of 2002), Series D,			6.25%, 5/01/37		2,450	1,529,094
5%, 8/01/20 (d)	1,000	1,053,080	Orange County, Florida, Health Facilities Authority,
Golden State Tobacco Securitization Corporation of			Hospital Revenue Bonds (Orlando Regional Healthcare),
California, Tobacco Settlement Revenue Bonds,			6%, 12/01/12 (e)		2,400	2,796,216
Series A-3, 7.875%, 6/01/13 (e)	870	1,076,138	Palm Coast Park Community Development District, Florida,
Poway, California, Unified School District, Special Tax			Special Assessment Revenue Bonds, 5.70%, 5/01/37		515	272,116
Bonds (Community Facilities District Number 6),			Preserve at Wilderness Lake, Florida, Community
Series A, 6.125%, 9/01/33	1,750	1,302,700	Development District, Capital Improvement Bonds,
San Jose, California, Airport Revenue Refunding Bonds,			Series A, 5.90%, 5/01/34		1,245	803,286
AMT, Series A, 5.50%, 3/01/32 (f)	3,780	3,219,237
San Marino, California, Unified School District,						9,511,609
GO, Series A (a)(c):			Georgia — 3.4%
5.504%, 7/01/17	1,820	1,365,146	Atlanta, Georgia, Tax Allocation Refunding Bonds
5.552%, 7/01/18	1,945	1,378,947	(Atlantic Station Project) (h):
5.601%, 7/01/19	2,070	1,377,813	5%, 12/01/23		1,000	970,470
			4.75%, 12/01/24		2,000	1,848,200

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
Schedule of Investments, the names and descriptions	COP	Certificates of Participation	IDA	Industrial Development Authority
of many of the securities have been abbreviated	EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
according to the list on the right.	EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
	GO	General Obligation Bonds	S/F	Single-Family
	HDA	Housing Development Authority

See Notes to Financial Statements. 6 BLACKROCK MUNIHOLDINGS FUND II, INC. JANUARY 31, 2009

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Georgia (concluded)			Minnesota — 5.8%
Main Street Natural Gas, Inc., Georgia, Gas Project			Minneapolis, Minnesota, Community Development Agency,
Revenue Bonds, Series A, 6.375%, 7/15/38 (i)	$ 865	$ 170,829	Supported Development Revenue Refunding Bonds
Private Colleges and Universities Authority, Georgia,			(Common Bond), Series G-3, 5.35%, 12/01/11 (e)	$ 1,680	$ 1,863,859
Revenue Refunding Bonds (Emory University Project),			Minneapolis, Minnesota, Health Care System Revenue
Series C, 5%, 9/01/38	1,650	1,627,345	Refunding Bonds (Fairview Health Services), Series A,
		4,616,844	6.75%, 11/15/32	1,540	1,558,480
			Minnesota State Municipal Power Agency, Electric
Idaho — 1.2%			Revenue Bonds, 5.25%, 10/01/21	4,220	4,271,737
Power County, Idaho, Industrial Development Corporation,
Solid Waste Disposal Revenue Bonds (FMC Corporation					7,694,076
Project), AMT, 6.45%, 8/01/32	2,000	1,557,560	Mississippi — 1.5%
Illinois — 2.6%			Mississippi Business Finance Corporation, Mississippi,
Chicago, Illinois, Special Assessment Bonds (Lake Shore			PCR, Refunding (System Energy Resources Inc. Project):
East), 6.75%, 12/01/32	1,000	668,190	5.875%, 4/01/22	2,000	1,622,520
Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT,			5.90%, 5/01/22	500	406,285
Sub-Series C-2, 5.25%, 8/01/22	2,000	1,986,640			2,028,805
Illinois State Finance Authority Revenue Bonds, Series A:			Missouri — 1.1%
(Landing At Plymouth Place Project), 6%, 5/15/25	500	350,265	Kansas City, Missouri, IDA, First Mortgage Health Facilities
(Monarch Landing, Inc. Project), 7%, 12/01/37	720	480,953	Revenue Bonds (Bishop Spencer Place), Series A,
		3,486,048	6.50%, 1/01/35	1,000	661,460
Louisiana — 3.8%			Missouri State Development Finance Board, Infrastructure
Louisiana Local Government Environmental Facilities and			Facilities Revenue Refunding Bonds (Branson),
Community Development Authority Revenue Bonds			Series A, 5.50%, 12/01/32	1,000	772,060
(Westlake Chemical Corporation), 6.75%, 11/01/32	2,500	1,736,300			1,433,520
Louisiana Public Facilities Authority, Hospital Revenue			New Jersey — 7.2%
Bonds (Franciscan Missionaries of Our Lady Health			New Jersey EDA, Cigarette Tax Revenue Bonds:
System, Inc.), Series A, 5.25%, 8/15/36	2,500	1,943,850	5.75%, 6/15/29	4,050	3,013,969
New Orleans, Louisiana, Financing Authority Revenue			5.50%, 6/15/31	1,890	1,342,278
Bonds (Xavier University of Louisiana Project), 5.30%,			New Jersey EDA, Retirement Community Revenue Bonds
6/01/12 (a)(e)	1,275	1,430,282	(Cedar Crest Village Inc. Facility), Series A, 7.25%,
		5,110,432	11/15/11 (e)	1,000	1,147,460
Maryland — 1.4%			New Jersey EDA, Special Facility Revenue Bonds
Baltimore, Maryland, Convention Center Hotel Revenue			(Continental Airlines Inc. Project), AMT, 6.625%,
Bonds, Senior Series A, 5.25%, 9/01/39 (d)(j)	1,125	1,125,641	9/15/12	2,000	1,650,440
Maryland State Energy Financing Administration, Limited			New Jersey State Turnpike Authority, Turnpike Revenue
Obligation Revenue Bonds (Cogeneration-AES Warrior			Bonds, Series C, 5%, 1/01/30 (g)	2,500	2,471,125
Run), AMT, 7.40%, 9/01/19	1,050	744,240			9,625,272
		1,869,881	New York — 13.0%
Massachusetts — 2.9%			Dutchess County, New York, IDA, Civic Facility Revenue
Massachusetts State Development Finance Agency			Refunding Bonds (Saint Francis Hospital), Series A,
Revenue Bonds (Neville Communities Home), Series A (k):			7.50%, 3/01/29	885	789,712
5.75%, 6/20/22	600	634,014	Long Island Power Authority, New York, Electric System
6%, 6/20/44	1,500	1,488,555	Revenue Refunding Bonds, Series A, 5.75%, 4/01/39	1,050	1,040,991
Massachusetts State, HFA, Housing Revenue Bonds,			New York City, New York, City IDA, Civic Facility Revenue
AMT, Series A, 5.25%, 12/01/48	2,100	1,766,184	Bonds, Series C, 6.80%, 6/01/28	415	389,552
			New York City, New York, City IDA, Special Facility Revenue
		3,888,753	Bonds (Continental Airlines Inc. Project), AMT:
Michigan — 3.8%			8%, 11/01/12	525	452,765
Flint, Michigan, Hospital Building Authority, Revenue			8.375%, 11/01/16	525	383,308
Refunding Bonds (Hurley Medical Center), Series A,			New York City, New York, City Transitional Finance
6%, 7/01/20 (l)	1,100	858,847	Authority, Building Aid Revenue Bonds, Series S-3,
Michigan State Strategic Fund, Limited Obligation Revenue			5.25%, 1/15/39	3,300	3,146,880
Refunding Bonds (Detroit Edison Company Pollution			New York City, New York, City Transitional Finance
Control Project), AMT, Series C, 5.65%, 9/01/29 (d)	5,000	4,178,900	Authority, Building Aid Revenue Refunding Bonds,
		5,037,747	Series S-1, 4.50%, 1/15/38	500	419,115
			New York City, New York, Sales Tax Asset Receivable
			Corporation Revenue Bonds, Series A, 5%, 10/15/20 (a)	3,855	4,193,546

See Notes to Financial Statements. BLACKROCK MUNIHOLDINGS FUND II, INC. JANUARY 31, 2009 7

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (concluded)			Texas — 8.9%
Tobacco Settlement Financing Corporation of New York			Brazos River Authority, Texas, PCR, Refunding (TXU Energy
Revenue Bonds:			Company Project), AMT, Series C, 5.75%, 5/01/36	$ 1,930	$ 1,269,940
Series A-1, 5.50%, 6/01/15	$ 1,100	$ 1,121,912	Brazos River, Texas, Harbor Navigation District, Brazoria
Series A-1, 5.50%, 6/01/18	2,400	2,477,184	County Environmental Revenue Refunding Bonds
Series C-1, 5.50%, 6/01/22	1,100	1,119,833	(Dow Chemical Company Project), AMT, Series A-7,
Westchester County, New York, IDA, Continuing Care			6.625%, 5/15/33	2,500	1,859,475
Retirement, Mortgage Revenue Bonds (Kendal on			Harris County, Texas, Health Facilities Development
Hudson Project), Series A, 6.50%, 1/01/13 (e)	1,575	1,890,299	Corporation, Hospital Revenue Refunding Bonds
		17,425,097	(Memorial Hermann Healthcare System), Series B,
			7.25%, 12/01/35	1,380	1,440,927
North Carolina — 1.5%			Matagorda, Texas, Hospital District Revenue Bonds,
North Carolina Eastern Municipal Power Agency, Power			5%, 2/15/35 (m)	3,265	2,814,463
System Revenue Bonds, Series D, 6.75%, 1/01/26	2,000	2,013,740	North Texas Tollway Authority, System Revenue Refunding
Ohio — 0.7%			Bonds, Second Tier, Series F, 6.125%, 1/01/31	3,020	2,891,831
Buckeye Tobacco Settlement Financing Authority, Ohio,			San Antonio Energy Acquisition Public Facilities
Tobacco Settlement Asset-Backed Bonds, Series A-2,			Corporation, Texas, Gas Supply Revenue Bonds:
6.50%, 6/01/47	1,565	971,849	5.50%, 8/01/23	1,130	861,286
Oklahoma — 0.5%			5.50%, 8/01/24	1,035	783,257
Tulsa County, Oklahoma, Home Finance Authority, S/F					11,921,179
Mortgage Revenue Refunding Bonds, AMT, Series C,			Vermont — 0.6%
5.25%, 12/01/38 (k)	862	711,391	Vermont Educational and Health Buildings Financing
Pennsylvania — 3.8%			Agency, Revenue Bonds (Developmental and Mental
Pennsylvania Economic Development Financing Authority,			Health), Series A, 6.50%, 6/15/32	1,000	826,920
Exempt Facilities Revenue Bonds (National Gypsum			Virginia — 12.4%
Company), AMT, Series A, 6.25%, 11/01/27	2,750	1,451,725	Chesterfield County, Virginia, IDA, PCR (Virginia Electric
Philadelphia, Pennsylvania, Authority for IDR, Commercial			and Power Company), Series A, 5.875%, 6/01/17	425	444,678
Development, 7.75%, 12/01/17	540	457,083	Chesterfield County, Virginia, IDA, PCR, Refunding
Sayre, Pennsylvania, Health Care Facilities Authority,			(Virginia Electric and Power Company), Series B,
Revenue Bonds (Guthrie Healthcare System), Series B,			5.875%, 6/01/17	575	566,220
7.125%, 12/01/11 (e)	2,630	3,234,637	Fairfax County, Virginia, EDA, Resource Recovery Revenue
		5,143,445	Refunding Bonds, AMT, Series A, 6.10%, 2/01/11 (f)	2,250	2,364,975
Rhode Island — 1.9%			Tobacco Settlement Financing Corporation of Virginia,
Rhode Island State Health and Educational Building			Asset-Backed Revenue Bonds, 5.625%, 6/01/15 (e)	930	1,090,072
Corporation, Hospital Financing Revenue Bonds			Virginia State, HDA, Commonwealth Mortgage Revenue
(Lifespan Obligation Group), 6.50%, 8/15/12 (e)	2,190	2,540,794	Bonds, Series H, Sub-Series H-1, 5.375%, 7/01/36 (a)	7,900	7,804,726
			Virginia State, HDA, Rental Housing Revenue Bonds,
South Carolina — 3.5%			AMT, Series B, 5.625%, 8/01/11	1,095	1,127,653
Medical University Hospital Authority, South Carolina,			Virginia State, HDA, Revenue Bonds, AMT, Series D,
Hospital Facilities Revenue Refunding Bonds, Series A,			6%, 4/01/24	3,200	3,221,856
6.375%, 8/15/12 (e)	2,080	2,433,954
South Carolina Jobs, EDA, EDR (Westminster Presbyterian					16,620,180
Center), 7.75%, 11/15/10 (e)	2,000	2,281,300	Washington — 0.6%
		4,715,254	Seattle, Washington, Housing Authority Revenue Bonds
			(Replacement Housing Project), 6.125%, 12/01/32	975	743,905
South Dakota — 0.9%
South Dakota State Health and Educational Facilities			Wisconsin — 0.9%
Authority Revenue Bonds (Sanford Health), 5%,			Wisconsin State Health and Educational Facilities Authority
11/01/40	1,350	1,133,500	Revenue Bonds (SynergyHealth Inc.), 6%, 11/15/32	1,360	1,267,194
Tennessee — 2.5%			Puerto Rico — 1.9%
Hardeman County, Tennessee, Correctional Facilities			Puerto Rico Commonwealth Highway and Transportation
Corporation Revenue Bonds, Series B, 7.375%,			Authority, Transportation Revenue Refunding Bonds,
8/01/17	2,200	1,851,850	Series N, 5.25%, 7/01/36 (h)	1,945	1,873,813
Shelby County, Tennessee, Health, Educational and			Puerto Rico Industrial, Medical and Environmental
Housing Facility Board, Hospital Revenue Refunding			Pollution Control Facilities Financing Authority, Special
Bonds (Methodist Healthcare), 6.50%, 9/01/12 (e)	1,280	1,497,715	Facilities Revenue Bonds (American Airlines Inc.),
			Series A, 6.45%, 12/01/25	1,550	705,932
		3,349,565
					2,579,745

See Notes to Financial Statements. 8 BLACKROCK MUNIHOLDINGS FUND II, INC. JANUARY 31, 2009

Schedule of Investments (continued)			(Percentages shown are based on Net Assets)

	Par		Municipal Bonds Transferred to	Par
Municipal Bonds	(000)	Value	Tender Option Bond Trusts (n)	(000)	Value

U.S. Virgin Islands — 1.5%			Washington — 1.0%
Virgin Islands Government Refinery Facilities, Revenue			Central Puget Sound Regional Transportation Authority,
Refunding Bonds (Hovensa Coker Project), AMT,			Washington, Sales and Use Tax Revenue Bonds,
6.50%, 7/01/21	$ 2,680	$ 2,061,858	Series A, 5%, 11/01/32 (g)	$ 1,365	$ 1,336,742
Total Municipal Bonds — 126.7%	169,691,884		Total Municipal Bonds Transferred to
			Tender Option Bond Trusts — 28.2%		37,752,717
			Total Long-Term Investments
Municipal Bonds Transferred to			(Cost — $228,360,270) — 154.9%	207,444,601
Tender Option Bond Trusts (n)

California — 5.0%
Sequoia, California, Unified High School District, GO,
Refunding, Series B, 5.50%, 7/01/35 (g)	5,519	5,592,424	Short-Term Securities	Shares
Tustin, California, Unified School District, Senior Lien			Money Market Funds — 1.6%
Special Tax Bonds (Community Facilities District			Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (o)(p)	2,114,078	2,114,078
Number 97-1), Series A, 5%, 9/01/32 (g)	1,250	1,157,025	Total Short-Term Securities
		6,749,449	(Cost — $2,114,078) — 1.6%		2,114,078
Colorado — 2.0%			Total Investments (Cost — $230,474,348*) — 156.5%	209,558,679
Colorado Health Facilities Authority Revenue Bonds			Other Assets Less Liabilities — 4.7%		6,292,018
(Catholic Health) (g):			Liability for Trust Certificates, Including Interest
Series C-3, 5.10%, 10/01/41	1,870	1,613,380	Expense and Fees Payable — (15.6)%	(20,939,657)
Series C-7, 5%, 9/01/36	1,200	1,037,652	Preferred Shares, at Redemption Value — (45.6)%	(61,006,886)
		2,651,032	Net Assets Applicable to Common Shares — 100.0%	$133,904,154
Connecticut — 3.5%
Connecticut State Health and Educational Facilities			* The cost and unrealized appreciation (depreciation) of investments as of January
Authority Revenue Bonds (Yale University):			31, 2009, as computed for federal income tax purposes, were as follows:
Series T-1, 4.70%, 7/01/29	2,300	2,303,082	Aggregate cost	$209,441,708
Series X-3, 4.85%, 7/01/37	2,370	2,330,397
			Gross unrealized appreciation	$ 6,069,813
		4,633,479	Gross unrealized depreciation	(26,765,915)
Massachusetts — 2.2%			Net unrealized depreciation	$ (20,696,102)
Massachusetts State School Building Authority, Dedicated
Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (g)	2,999	3,005,965	(a) MBIA Insured.
New York — 2.5%			(b) FGIC Insured.
New York City, New York, Sales Tax Asset Receivable			(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of the
Corporation Revenue Bonds, Series A, 5.25%,			report date.
10/15/27 (f)	3,200	3,288,608
			(d) XL Capital Insured.
Tennessee — 1.7%
Shelby County, Tennessee, Health, Educational and			(e)	U.S. government securities, held in escrow, are used to pay interest on this
Housing Facility Board, Hospital Revenue Refunding			security, as well as to retire the bond in full at the date indicated, typically at
Bonds (Saint Jude Children’s Research Hospital),			a premium to par.
5%, 7/01/31	2,500	2,300,700	(f) AMBAC Insured.
Texas — 7.0%			(g) FSA Insured.
Harris County, Texas, Toll Road Revenue Refunding Bonds,			(h) Assured Guaranty Insured.
Senior Lien, Series A, 5.25%, 8/15/35 (g)	8,730	9,325,561
			(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
Virginia — 3.3%
University of Virginia, Revenue Refunding Bonds, 5%,			(j) BHAC Insured.
6/01/40	2,730	2,735,870	(k) GNMA Collateralized.
Virginia State, HDA, Commonwealth Mortgage Revenue			(l) ACA Insured.
Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (a)	1,725	1,725,311
			(m) FHA Insured.
		4,461,181

See Notes to Financial Statements.

BLACKROCK MUNIHOLDINGS FUND II, INC. JANUARY 31, 2009 9

Schedule of Investments (concluded)

(n)	Securities represent bonds transferred to a tender option bond trust established in exchange for which the Fund acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income

	Merrill Lynch Institutional Tax-Exempt Fund	2,102,357	$19,355

(p)	Represents the current yield as of report date.

•Effective August 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market—corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 2,114,078
Level 2	207,444,601
Level 3	—
Total	$ 209,558,679

See Notes to Financial Statements.

10 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $228,360,270)	$ 207,444,601
Investments at value — affiliated (cost — $2,114,078)	2,114,078
Cash	91,661
Investments sold receivable	3,730,187
Interest receivable	3,304,773
Prepaid expenses	9,228
Other assets	460
Total assets	216,694,988

Accrued Liabilities
Income dividends payable — Common Shares	703,916
Interest expense and fees payable	126,584
Investment advisory fees payable	102,359
Officer’s and Directors’ fees payable	229
Other affiliates payable	1,160
Other accrued expenses payable	36,627
Total liabilities	970,875

Other Liabilities
Trust certificates[1]	20,813,073
Total Liabilities	21,783,948

Preferred Shares at Redemption Value
2,440 shares of $0.10 par value per share (Series A and Series B), at $25,000 per share liquidation preference, plus unpaid dividends	61,006,886
Net Assets Applicable to Common Shareholders	$ 133,904,154

Net Assets Applicable to Common Shareholders Consist of
Common Shares, $0.10 par value per share, 200,000,000 shares authorized; 11,173,277 shares issued and outstanding	$ 1,117,328
Paid-in capital in excess of par	164,838,271
Undistributed net investment income	1,707,832
Accumulated net realized loss	(12,843,608)
Net unrealized appreciation/depreciation	(20,915,669)
Net Assets Applicable to Common Shareholders — $11.98 net asset value per Common Share	$ 133,904,154
[1] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

11

Statement of Operations

Six Months Ended January 31, 2009 (Unaudited)

Investment Income
Interest	$ 6,344,934
Income — affiliated	19,355
Total income	6,364,289

Expenses
Investment advisory	628,988
Commissions for Preferred Shares	70,229
Professional	53,456
Accounting services	35,117
Transfer agent	17,975
Printing	16,148
Officer and Directors	9,542
Custodian	7,755
Registration	2,196
Miscellaneous	29,334
Total expenses excluding interest expense and fees	870,740
Interest expense and fees[1]	344,545
Total expenses	1,215,285
Less fee waived by advisor	(2,248)
Total expenses after waiver	1,213,037
Net investment income	5,151,252

Realized and Unrealized Loss
Net realized loss on investments	(210,762)
Net change in unrealized appreciation/depreciation on investments	(18,240,733)
Total realized and unrealized loss	(18,451,495)

Dividends to Preferred Shareholders From
Net investment income	(982,624)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (14,282,867)
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

12 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

Statements of Changes in Net Assets

	Six Months
	Ended
	January 31,	Year Ended
	2009	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008
Operations
Net investment income	$ 5,151,252	$ 11,633,362
Net realized gain (loss)	(210,762)	1,066,947
Net change in unrealized appreciation/depreciation	(18,240,733)	(13,811,243)
Dividends to Preferred Shareholders from net investment income	(982,624)	(2,964,352)
Net decrease in net assets applicable to Common Shareholders resulting from operations	(14,282,867)	(4,075,286)

Dividends to Common Shareholders From
Net investment income	(4,445,970)	(8,477,052)

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(18,728,837)	(12,552,338)
Beginning of period	152,632,991	165,185,329
End of period	$ 133,904,154	$ 152,632,991
End of period undistributed net investment income	$ 1,707,832	$ 1,985,174

See Notes to Financial Statements.

BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

13

Statement of Cash Flows

Six Months Ended January 31, 2009 (Unaudited)

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations excluding dividends to Preferred Shareholders	$ (13,300,243)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	133,605
Increase in prepaid expenses and other assets	(460)
Decrease in accrued liabilities	(112,976)
Net realized and unrealized loss on investments	18,451,495
Amortization of premium and discount on investments	308,719
Proceeds from sales of long-term investments	29,342,792
Purchases of long-term investments	(10,050,439)
Net purchases of short-term investments	(1,702,358)
Cash provided by operating activities	23,070,135

Cash Used for Financing Activities
Cash receipts from trust certificates	13,732,468
Cash payments for trust certificates	(31,330,743)
Cash dividends paid to Common Shareholders	(4,445,970)
Cash dividends paid to Preferred Shareholders	(993,555)
Cash used for financing activities	(23,037,800)

Cash
Net increase in cash	32,335
Cash at beginning of period	59,326
Cash at end of period	$ 91,661

Cash Flow Information
Cash paid for interest	$ 388,452

See Notes to Financial Statements.

14 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

Financial Highlights

	Six Months
	Ended
	January 31,
	2009		Year Ended July 31,

	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.66	$ 14.78	$ 14.82	$ 15.03	$ 13.98	$ 13.46
Net investment income[1]	0.46	1.04	1.05	1.04	1.08	1.15
Net realized and unrealized gain (loss)	(1.65)	(1.14)	(0.05)	(0.11)	1.15	0.50
Dividends to Preferred Shareholders from net investment income	(0.09)	(0.26)	(0.27)	(0.23)	(0.14)	(0.10)
Net increase (decrease) from investment operations	(1.28)	(0.36)	0.73	0.70	2.09	1.55
Dividends to Common Shareholders from net investment income	(0.40)	(0.76)	(0.77)	(0.91)	(1.04)	(1.03)
Net asset value, end of period	$ 11.98	$ 13.66	$ 14.78	$ 14.82	$ 15.03	$ 13.98
Market price, end of period	$ 10.89	$ 13.01	$ 13.99	$ 14.12	$ 15.25	$ 13.53

Total Investment Return[2]
Based on net asset value	(8.95)%[3]	(2.30)%	5.08%	4.89%	15.46%	11.88%
Based on market price	(13.09)%[3]	(1.69)%	4.39%	(1.50)%	21.04%	10.75%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest expense and fees[4,5]	1.25%[6]	1.18%	1.19%	1.18%	1.19%	1.21%
Total expenses after waiver[5]	1.75%[6]	1.55%	1.63%	1.44%	1.27%	1.30%
Total expenses[5]	1.75%[6]	1.55%	1.63%	1.44%	1.27%	1.31%
Net investment income[5]	7.42%[6]	7.07%	6.97%	7.04%	7.38%	8.13%
Dividends to Preferred Shareholders	1.41%[6]	1.79%	1.82%	1.55%	0.98%	0.69%
Net investment income to Common Shareholders	6.01%[6]	5.28%	5.15%	5.49%	6.40%	7.44%

Supplemental Data:
Net assets applicable to Common Shares, end of period (000)	$ 133,904	$ 152,633	$ 165,185	$ 165,565	$ 167,588	$ 155,583
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 61,000	$ 61,000	$ 87,000	$ 87,000	$ 87,000	$ 87,000
Portfolio turnover	5%	28%	15%	41%	38%	29%
Asset coverage per Preferred Share, end of period	$ 79,882	$ 87,562[7]	$ 72,478[7]	$ 72,585[7]	$ 73,163[7]	$ 69,725[7]

[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[3] Aggregate total investment return.
[4] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5 Do not reflect the effect of dividends to Preferred Shareholders.
[6] Annualized.
[7] Prior year amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

15

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings Fund II, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. The Fund determines and makes available for publication the net asset value of its Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are val-
ued on the basis of prices provided by dealers or pricing services select-
ed under the supervision of the Fund’s Board of Directors (the “Board”).
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in compa-
rable investments and information with respect to various relationships between investments. Short-term securities with maturities less than
60 days are valued at amortized cost, which approximates fair value.
Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securi-
ties under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchas-
ing a security on a delay-delivering basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Fund
leverages its assets through the use of tender option bonds trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the invest-
ment advisor may also contribute municipal bonds to a TOB into which the Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer.
The TOB Residuals held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Fund.
The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the munici-
pal bonds, a substantial downgrade in credit quality of the municipal bonds, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bonds or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. The Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are pre-
sented in the Fund’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown on the
Statement of Assets and Liabilities as trust certificates.

Interest income from the underlying securities is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of January 31, 2009, the aggregate value of the underlying municipal securities transferred to
TOBs was $37,752,717, the related liability for trust certificates was
$20,813,073 and the range of interest rates on trust certificates was 1.940% – 3.390% .

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when short-term interest rates rise, but tend to outperform the market for fixed rate bonds when short-

16 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

Notes to Financial Statements (continued)

term interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOBs may adversely affect the Fund’s investment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the
TOB may adversely affect the Fund’s net asset values per share.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method.
The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 5.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended July 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve finan-
cial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses deriva-
tives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Fund’s Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of the Fund. The Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.

Other: Expenses directly related to the Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appro-
priate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and admin-
istration services. As of January 31, 2009, The PNC Financial Services
Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the
largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co.,
Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940
Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.55%
of the Fund’s average daily net assets. Average daily net assets is the average daily value of the Fund’s total assets minus the sum of its accrued liabilities.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is included in fees waived by advisor on the Statement of Operations.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

17

Notes to Financial Statements (continued)

For the six months ended January 31, 2009, the Fund reimbursed the
Advisor $1,969 for certain accounting services, which is included in accounting services on the Statement of Operations.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2009 were $10,050,439 and
$33,072,979, respectively.

4. Concentration, Market and Credit Risk:

The Fund’s invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedule of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligations.

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities.

5. Capital Share Transactions:

Common Shares

The Fund is authorized to issue 200,000,000 shares, including
Preferred Shares, par value $0.10 per share, all of which were initially classified as Common Shares. The Board is authorized however to reclassify any unissued Common Shares without approval of the holders of Common Shares.

Shares issued and outstanding for the six months ended January 31,
2009 and the year ended July 31, 2008 remained constant.

Preferred Shares

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at its liquidation preference per share plus any accumulated or unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemp-
tion at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composi-
tion of the assets and liabilities of the Fund, as set forth in the Fund’s
Articles Supplementary, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class.
However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for the Fund. In addition, the 1940
Act requires that along with approval by shareholders that might other-
wise be required, the approval of the holders of a majority of any out-
standing Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change the Fund’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an invest-
ment company.

The Fund had the following series of Preferred Shares outstanding and effective yields at January 31, 2009:

	Shares	Yield
Series A	1,220	0.731%
Series B	1,220	0.716%

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the
Fund is required to pay the maximum applicable rate on the Preferred
Shares to holders of such shares for each successive dividend period until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High
Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares of the Fund for the six months ended January 31, 2009 were as follows:

	Low	High	Average
Series A	0.594%	11.347%	3.610%
Series B	0.594%	11.728%	3.113%

18 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

Notes to Financial Statements (concluded)

For the six months ended January 31, 2009, the Preferred Shares of the
Fund failed to clear any of its auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.594% to 11.728% . A failed auction is not an event of default for the Fund but has a negative impact on the liquidity of Preferred Shares.
A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Fund’s Preferred
Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the
Preferred Shares at their liquidation preference.

The Fund may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

Prior to December 22, 2008, the Fund paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. As of December 22,
2008, commissions paid to broker-dealers on preferred shares that experienced a failed auction were reduced to 0.15% on the aggregate principal amount. The Fund will continue to pay commissions of 0.25%
on the aggregate principal amount of all shares that successfully clear their auctions. Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned commis-
sions of $65,949 for the period August 1, 2008 through December 31,
2008. Subsequent to that date, neither MLPF&S or Merrill Lynch are considered affiliates of the Fund.

Shares issued and outstanding during the six months ended January 31,
2009 remained constant.

During the year ended July 31, 2008, the Fund announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Redemption	Shares	Aggregate
	Date	Redeemed	Principal
Series A	6/25/08	520	$13,000,000
Series B	6/23/08	520	$13,000,000

The Fund financed the Preferred Share redemptions with cash received from TOB transactions.

6. Capital Loss Carryforward: As of July 31, 2008, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated year of expiration:

Expires July 31,
2009	$12,107,981
2010	689,205
2011	189,408
Total	$12,986,594

7. Restatement Information:

Subsequent to the initial issuance of their July 31, 2006 financial state-
ments, the Fund determined that the criteria for sale accounting had not been met for certain transfers of municipal bonds, and that these trans-
fers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the years ended July
31, 2005 and July 31, 2004 have been restated to give effect to record-
ing the transfers of the municipal bonds as secured borrowings, includ-
ing recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights
Years Ended July 31, 2005 and 2004
	2005		2004
	Previously		Previously
	Reported	Restated	Reported	Restated
Total expenses,
net of reimbursement*	1.19%	1.27%	1.21%	1.30%
Total expenses*	1.19%	1.27%	1.22%	1.31%
Portfolio turnover	45.11%	38%	31.03%	29%

* Do not reflect the effect of dividends to Preferred Shareholders.

8. Subsequent Events:

The Fund paid a net investment income dividend to holders of Common
Shares in the amount of $0.063 per share on March 2, 2009 to share-
holders of record on February 13, 2009.

The dividends declared on Preferred Shares for the period February 1,
2009 to February 28, 2009 were as follows:

Dividends
Declared
Series A	$ 17,244
Series B	$ 17,363

BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

19

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen . Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Common Stock &
Preferred Stock
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director of the Fund. The Board wishes Mr. Salomon well in his retirement.

20 BLACKROCK MUNIHOLDINGS FUND II, INC. JANUARY 31, 2009

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008, to elect director nominees of the Fund:

		Votes For	Votes Withheld
Approved the Directors as follows:	G. Nicholas Beckwith, III	10,079,959	234,511
	Kent Dixon	10,089,808	224,662
	R. Glenn Hubbard	10,092,399	222,071
	W. Carl Kester	1,980[1]	134[1]
	Robert S. Salomon, Jr.	10,083,353	231,117
	Richard S. Davis	10,092,173	222,297
	Frank J. Fabozzi	1,980[1]	134[1]
	James T. Flynn	10,085,949	228,521
	Karen . Robards	10,091,013	223,457
	Richard E. Cavanagh	10,091,399	223,071
	Kathleen F. Feldstein	10,083,513	230,957
	Henry Gabbay	10,089,156	225,314
	Jerrold B. Harris	10,089,808	224,662

[1] Voted on by holders of Preferred Shares only.

BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

21

Additional Information (continued)

Dividend Policy

The Fund’s dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Fund may at times pay out less than the entire amount of net invest-
ment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result,

the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. The Fund’s current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form
N-Q. The Fund’s Forms N-Q are available on the SEC’s website at
http://www.sec.gov and may also be reviewed and copied at the

SEC’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

22 BLACKROCK MUNIHOLDINGS FUND II, INC.

JANUARY 31, 2009

Additional Information (concluded)

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Articles Supplementary

Effective September 13, 2008, following approval by the Fund’s Board and the applicable rating agencies, the Board amended the terms of the Fund’s Articles Supplementary in order to allow the Fund to enter into TOB transactions, the proceeds of which were used to redeem a portion of the Fund’s Preferred Shares. Accordingly, the definition of
Inverse Floaters was amended to incorporate the Fund’s permissible ratio of floating rate instruments into inverse floating rate instruments.
Additionally, conforming changes and certain formula modifications concerning inverse floaters were made to the definitions of Moody’s
Discount Factor and S&P Discount Factor, as applicable, to integrate the Fund’s investments in TOBs into applicable calculations.

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year-to-Date				Percentage of Fiscal Year-to-Date
	Cumulative Distributions by Character				Cumulative Distributions by Character

Net	Net Realized		Total Per	Net	Net Realized		Total Per
Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
Income	Gains	Capital	Share	Income	Gains	Capital	Share
$0.398	—	—	$0.398	100%	0%	0%	100%

BLACKROCK MUNIHOLDINGS FUND II, INC. JANUARY 31, 2009 23

This report is transmitted to shareholders only. This is not a prospec-
tus. Past performance results shown in this report should not be considered a representation of future performance. The Fund has leveraged its Common Shares, which creates risks for Common
Shareholders, including the likelihood of greater volatility of net asset value and market price of shares of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the
Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders.
Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Infor-
mation about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without
charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website
at http://www.sec.gov.

BlackRock MuniHoldings Fund II, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#MHIINJIN-SAR-01/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-
annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2009